Schedule I - Summary of Investments - Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I - Summary of Investments - Other Than Investments in Related Parties
Schedule I—Summary of Investments—
Other Than Investments in Related Parties

AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY

December 31, 2022

Column A	Column B	Column C	Column D
Type of Investment	Amortized Cost (1)	Fair Value	Amount at which shown in the balance sheet
	(Dollars in thousands)
Fixed maturity securities:
Available for sale:
U.S. Government and agencies	$173,638	$169,071	$169,071
States, municipalities and territories	4,356,251	3,822,982	3,822,982
Foreign corporate securities and foreign governments	748,770	676,852	676,852
Corporate securities	27,706,440	24,161,921	24,161,921
Residential mortgage backed securities	1,492,242	1,377,611	1,377,611
Commercial mortgage backed securities	4,098,755	3,687,478	3,687,478
Other asset backed securities	6,289,923	5,908,702	5,908,702
Total fixed maturity securities	44,866,019	39,804,617	39,804,617
Mortgage loans on real estate	6,949,027	6,502,463	6,949,027
Real estate investments	1,053,569	1,056,063	1,056,063
Derivative instruments	425,097	431,727	431,727
Limited partnerships and limited liability companies	1,266,779		1,266,779
Other investments	1,818,144		1,817,085
Total investments	$56,378,635		$51,325,298
(1)On the basis of cost adjusted for repayments and amortization of premiums and accrual of discounts for fixed maturity securities and short-term investments, unpaid principal balance less allowance for credit losses for mortgage loans, original cost reduced by impairments and/or depreciation for real estate investments, amortized cost for derivative instruments and original cost adjusted for equity in earnings and distributions for limited partnerships and limited liability companies.

See accompanying Report of Independent Registered Public Accounting Firm.